Income Tax Expense_Details Of Current Tax Assets Income Tax Refund Receivables(Details) $ in Thousands		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Current Tax Assets Liabilitie Line Items [Line Items]
Income tax refund receivables		₩ 0		₩ 0
Income tax payables		433,870,000,000	$ 406,466	441,812,000,000
Current Tax Assets		6,324,000,000	$ 5,925	65,738,000,000
Current Tax Assets Member [Member] | Gross Carrying Amount
Current Tax Assets Liabilitie Line Items [Line Items]
Income tax refund receivables	[1]	215,702,000,000		(226,560,000,000)
Current Tax Assets Member [Member] | Offsetting
Current Tax Assets Liabilitie Line Items [Line Items]
Income tax refund receivables		(215,702,000,000)		226,560,000,000
Current Tax Liabilities Member [Member] | Gross Carrying Amount
Current Tax Assets Liabilitie Line Items [Line Items]
Income tax payables		218,168,000,000		668,372,000,000
Current Tax Liabilities Member [Member] | Offsetting
Current Tax Assets Liabilitie Line Items [Line Items]
Income tax payables		₩ 215,702,000,000		₩ (226,560,000,000)

[1]	Excludes current tax assets of ￦6,324 million (2016: ￦65,738 million) by uncertain tax position and others, which do not qualify for offsetting.